Equity settled share-based payments (Tables)	12 Months Ended
Jun. 30, 2023
Equity settled share-based payments
Summary on movements in the number of restricted shares granted to employees and the respective weighted-average grant date fair value

			Weighted-
		Weighted-	average
		average	grant date
		exercise price	fair value
	Number of	US$ per	US$ per
	restricted	restricted	restricted
	shares	share	share
Outstanding as of July 1, 2020	79,224,019	0.036	7.67
Vested during the year	(71,132,744)	0.036	7.67
Forfeited during the year	(2,335,487)	0.036	7.67

Outstanding as of June 30, 2021	5,755,788	0.036	7.67

Outstanding as of July 1, 2021	5,755,788	0.036	7.67
Vested during the year	(2,114,000)	0.036	7.67
Forfeited during the year	(1,101,368)	0.036	7.67

Outstanding as of June 30, 2022	2,540,420	0.036	7.67

Outstanding as of July 1, 2022	2,540,420	0.036	7.67
Vested during the year	(2,496,668)	0.036	7.67
Forfeited during the year	(43,752)	0.036	7.67

Outstanding as of June 30, 2023	—	—	—

Summary on option activities

			Weighted-
		Weighted-	average
	Number of	average	grant date
	options	exercise price	fair value
		US$ per share	US$ per share
Outstanding at July 1, 2020	11,014,000	0.036	3.08
Granted	4,703,500	0.036	4.89
Exercised	(747,664)	0.036	3.08
Forfeited	(2,569,000)	0.036	3.10
Outstanding at June 30, 2021	12,400,836	0.036	3.71
Exercisable at June 30, 2021	1,128,336	0.036	3.08
Non-vested at June 30, 2021	11,272,500	0.036	3.78

Outstanding at July 1, 2021	12,400,836	0.036	3.71
Exercised	(1,783,180)	0.036	3.64
Forfeited	(1,699,164)	0.036	4.01
Outstanding at June 30, 2022	8,918,492	0.036	3.67

Exercisable at June 30, 2022	1,888,574	0.036	3.39
Non-vested at June 30, 2022	7,029,918	0.036	3.74

Outstanding at July 1, 2022	8,918,492	0.036	3.67
Exercised	(1,376,096)	0.035	3.90
Forfeited	(1,841,000)	0.036	3.33

Outstanding at June 30, 2023	5,701,396	0.036	3.72
Exercisable at June 30, 2023	2,114,496	0.036	3.36
Non-vested at June 30, 2023	3,586,900	0.036	3.94

Movements in number of RSUs granted and respective weighted-average grant date fair values

			Weighted-average
		Weighted-average	grant date
	Number of	purchase price	fair value
	RSUs	US$per RSU	US$per RSU

Outstanding as of July 1, 2022	—	—	—
Granted	6,561,596	0.035	4.12
Vested	(288,336)	0.026	2.42
Forfeited	(107,800)	0.036	2.89
Outstanding as of June 30, 2023	6,165,460	0.036	4.22